PROVISIONS (CURRENT) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
PROVISIONS (CURRENT) [Abstract]
Provision for employee entitlements	$ 22	$ 17
Total provisions	$ 22	$ 17